Sarah R. Crespi
State Street 1 Lincoln Street
Mail Stop SFC0805
Boston, MA 02111
Tel +1 617 662 2641
Sarah.Crespi@StateStreet.com

July 30, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated July 30, 2021, do not differ from those contained in Post-Effective Amendment No. 2,483 to the Trust’s Registration Statement on Form N-1A, filed electronically on July 23, 2021:

iShares Asia 50 ETF

iShares Biotechnology ETF

iShares Core S&P 500 ETF

iShares Core S&P Mid-Cap ETF

iShares Core S&P Small-Cap ETF

iShares Core S&P Total U.S. Stock Market ETF

iShares Core S&P U.S. Growth ETF

iShares Core S&P U.S. Value ETF

iShares Currency Hedged JPX-Nikkei 400 ETF

iShares Emerging Markets Infrastructure ETF

iShares ESG Screened S&P 500 ETF

iShares ESG Screened S&P Mid-Cap ETF

iShares ESG Screened S&P Small-Cap ETF

iShares Europe ETF

iShares Expanded Tech Sector ETF

iShares Expanded Tech-Software Sector ETF

iShares Factors US Blend Style ETF

iShares Factors US Growth Style ETF

iShares Factors US Mid Blend Style ETF

iShares Factors US Small Blend Style ETF

iShares Factors US Value Style ETF

iShares Focused Value Factor ETF

iShares Global 100 ETF

iShares Global Clean Energy ETF

iShares Global Comm Services ETF

iShares Global Consumer Discretionary ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Financials ETF

iShares Global Healthcare ETF

iShares Global Industrials ETF

iShares Global Infrastructure ETF

iShares Global Materials ETF

iShares Global Tech ETF

iShares Global Timber & Forestry ETF

iShares Global Utilities ETF

iShares India 50 ETF

iShares International Developed Property ETF

iShares International Developed Small Cap Value Factor ETF

iShares International Dividend Growth ETF

iShares International Preferred Stock ETF

iShares JPX-Nikkei 400 ETF

iShares Latin America 40 ETF

iShares Micro-Cap ETF

iShares Mortgage Real Estate ETF

iShares North American Natural Resources ETF

iShares North American Tech-Multimedia Networking ETF

iShares Preferred and Income Securities ETF

iShares Residential and Multisector Real Estate ETF

iShares Russell 1000 ETF

iShares Russell 1000 Growth ETF

iShares Russell 1000 Pure U.S. Revenue ETF

iShares Russell 1000 Value ETF

iShares Russell 2000 ETF

iShares Russell 2000 Growth ETF

iShares Russell 2000 Value ETF

iShares Russell 2500 ETF

iShares Russell 3000 ETF

iShares Russell Mid-Cap ETF

iShares Russell Mid-Cap Growth ETF

iShares Russell Mid-Cap Value ETF

iShares Russell Top 200 ETF

iShares Russell Top 200 Growth ETF

iShares Russell Top 200 Value ETF

iShares S&P 100 ETF

iShares S&P 500 Growth ETF

iShares S&P 500 Value ETF

iShares S&P Mid-Cap 400 Growth ETF

iShares S&P Mid-Cap 400 Value ETF

iShares S&P Small-Cap 600 Growth ETF

iShares S&P Small-Cap 600 Value ETF

iShares Semiconductor ETF

iShares U.S. Aerospace & Defense ETF

iShares U.S. Broker-Dealers & Securities Exchanges ETF

iShares U.S. Healthcare Providers ETF

iShares U.S. Home Construction ETF

iShares U.S. Infrastructure ETF

iShares U.S. Insurance ETF

iShares U.S. Medical Devices ETF

iShares U.S. Oil & Gas Exploration & Production ETF

iShares U.S. Oil Equipment & Services ETF

iShares U.S. Pharmaceuticals ETF

iShares U.S. Real Estate ETF

iShares U.S. Regional Banks ETF

iShares US Small Cap Value Factor ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.